Income Taxes - Summary of Components of Income Tax Expense (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Current expense:
Federal					$ 0	$ 221
State					13	19
Foreign					0	40
Total current expense:					13	280
Deferred expense:
Federal					0	0
State					0	0
Foreign					0	0
Total deferred expense:					0	0
Total income tax provision:	$ 0		$ 0		13	280
IKENA ONCOLOGY INC
Current expense:
Federal					34	(237)
State					118	68
Total current expense:					152	(169)
Deferred expense:
Total income tax provision:	$ 15	$ 62	$ 43	$ 89	$ 152	$ (162)